Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 1,295	$ 1,016	$ 270
Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax expense of $3 and $1 for the years ended December 31, 2013 and 2012, respectively	(58)	(130)	70
Change in fair value of available-for-sale securities	(81)	55	(67)
Reclassification of losses realized on available-for-sale securities to other expense	0	0	190
Change in fair value of net investment hedge, net of tax benefit of $12 and tax expense of $1 for the years ended December 31, 2013 and 2011, respectively	0	21	(19)
Comprehensive income from equity method investment	2	0	0
Employee benefit plan adjustments:
Net gains for the year ended December 31, 2013	(5)	(117)	3
Other comprehensive income (loss)	(142)	(171)	177
Comprehensive income	1,153	845	447
Comprehensive income attributable to non-controlling interest	(21)	(35)	(16)
Comprehensive income attributable to IntercontinentalExchange Group, Inc.	$ 1,132	$ 810	$ 431